SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund
(the "Funds")

Supplement Dated December 30, 2016
to the Class A Prospectus (the "Prospectus") dated July 31, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Notification of Change in Name of Share Class

At a meeting held on October 26, 2016, the Board of Trustees of SEI Asset Allocation Trust approved the renaming of the Funds' Class A Shares as Class F Shares. Effective as of January 31, 2017, all references in the Prospectus to "Class A Shares" are hereby deleted and replaced with "Class F Shares," as applicable. The Funds' investment objectives, principal investment strategies and fees and expenses will not change as a result of this change to the name of the share class and the Funds will continue to be managed in the manner described in the Prospectus.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1083 (12/16)

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund
(the "Funds")

Supplement Dated December 30, 2016
to the Statement of Additional Information (the "SAI") dated July 31, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Notification of Change in Name of Share Class

At a meeting held on October 26, 2016, the Board of Trustees of SEI Asset Allocation Trust approved the renaming of the Funds' Class A Shares as Class F Shares. Effective as of January 31, 2017, all references in the SAI to "Class A Shares" are hereby deleted and replaced with "Class F Shares," as applicable. The Funds' investment objectives, principal investment strategies and fees and expenses will not change as a result of this change to the name of the share class and the Funds will continue to be managed in the manner described in the SAI.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1084 (12/16)